UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Select Growth Fund	January 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.39%✧
Consumer Discretionary – 12.84%
Dollar General	45,796	$4,722,484
Domino’s Pizza	18,315	3,971,608
Dunkin’ Brands Group	64,589	4,175,679
Liberty Global Class A †	73,907	2,762,644
Liberty Global Class C †	165,552	5,920,140
Liberty Interactive Corp. QVC Group Class A †	317,094	8,907,170
Liberty TripAdvisor Holdings Class A †	738,397	6,497,894
Naspers	10,993	3,138,850
New York Times Class A	114,328	2,658,126
Smiles Fidelidade	12,265	316,249
Start Today	61,588	1,808,093
TripAdvisor †	187,442	6,498,614
Zalando 144A #†	6,266	367,039
		51,744,590
Energy – 0.63%
Centennial Resource Development Class A †	21,310	434,937
Kinder Morgan	116,490	2,094,490
		2,529,427
Financials – 10.79%
Affiliated Managers Group	25,664	5,123,304
Charles Schwab	268,060	14,298,320
CME Group	55,620	8,536,558
Element Fleet Management	610,118	4,117,056
Intercontinental Exchange	73,968	5,461,797
LendingClub †	71,158	260,438
LendingTree †	7,387	2,717,308
WisdomTree Investments	254,739	2,952,425
		43,467,206
Healthcare – 15.52%
ABIOMED †	11,394	2,677,590
Allergan	31,904	5,751,015
athenahealth †	20,161	2,526,375
Biogen †	49,233	17,123,730
Bioverativ †	25,674	2,645,962
Cambrex †	1,583	89,202
Celgene †	46,520	4,705,963
DENTSPLY SIRONA	124,958	7,598,696
Evolent Health Class A †	42,871	604,481
Illumina †	23,625	5,496,120
IQVIA Holdings †	79,019	8,074,952
UnitedHealth Group	22,158	5,246,571
		62,540,657

NQ-316 [1/18] 3/18 (446929)     1

Schedule of investments
Delaware Select Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Industrials – 6.31%
Boeing	15,827	$5,608,614
Expeditors International of Washington	40,010	2,598,649
Experian	32,324	744,880
FedEx	53,094	13,936,113
IHS Markit †	52,946	2,527,113
		25,415,369
Real Estate – 5.36%
Crown Castle International	67,105	7,567,431
Equinix	1,783	811,604
Equity Commonwealth †	159,662	4,775,490
Outfront Media	142,807	3,198,877
Redfin †	258,230	5,242,069
		21,595,471
Technology – 46.94%
Alibaba Group Holding ADR †	2,370	484,167
Alphabet Class A †	7,757	9,170,481
Alphabet Class C †	7,360	8,610,759
Amadeus IT Group	4,781	370,872
Applied Materials	58,775	3,152,103
ASML Holding	9,104	1,844,661
ASML Holding (New York Shares)	6,500	1,319,240
Baidu ADR †	9,190	2,269,195
BlackBerry †	90,744	1,148,819
Cargurus †	32,489	1,088,381
Cars.com †	88,100	2,615,689
eBay †	240,663	9,766,105
Electronic Arts †	56,597	7,185,555
Facebook Class A †	14,337	2,679,442
IPG Photonics †	17,529	4,416,432
j2 Global	70,807	5,663,852
Logitech International	51,594	2,165,202
Mastercard Class A	53,885	9,106,565
MercadoLibre	2,224	860,910
Micro Focus International	72,907	2,225,616
Microsoft	317,944	30,207,859
NVIDIA	10,132	2,490,446
Paycom Software †	6,467	592,636
PayPal Holdings †	289,085	24,664,732
Samsung Electronics	335	782,718
Samsung Electronics GDR	2,129	2,520,736
Scout24 144A #	111,967	5,182,391

2     NQ-316 [1/18] 3/18 (446929)

(Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Technology (continued)
ServiceNow †	1,914	$284,937
Shutterstock †	13,487	596,935
Symantec	284,997	7,760,468
Take-Two Interactive Software †	93,673	11,865,559
Tencent Holdings	26,019	1,541,985
Ubiquiti Networks †	19,554	1,577,421
Visa Class A	87,132	10,824,408
Wix.com †	74,947	4,575,514
Yelp †	61,355	2,688,576
Zebra Technologies †	38,776	4,775,652
		189,077,019
Total Common Stock (cost $301,022,537)		396,369,739

	Principal amount°
Short-Term Investments – 2.01%
Discount Notes – 0.12%≠
Federal Home Loan Bank
1.281% 2/5/18	152,791	152,769
1.30% 2/8/18	318,068	317,988
		470,757
Repurchase Agreements – 1.21%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $922,455 (collateralized by US
government obligations 1.18% 10/31/19; market value
$940,872)	922,423	922,423
Bank of Montreal
1.17%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $1,844,905 (collateralized by US
government obligations 1.25%-4.25%
4/30/19–11/15/45; market value $1,881,742)	1,844,845	1,844,845
BNP Paribas
1.30%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $2,103,494 (collateralized by US
government obligations 0.00%–2.50%
5/15/18–11/15/45; market value $2,145,489)	2,103,418	2,103,418
		4,870,686
U.S. Treasury Obligation – 0.68%≠
US Treasury Bill 1.18% 2/1/18	2,752,871	2,752,871
		2,752,871
Total Short-Term Investments (cost $8,094,314)		8,094,314

NQ-316 [1/18] 3/18 (446929)     3

Schedule of investments
Delaware Select Growth Fund (Unaudited)

Total Value of Securities – 100.40%
(cost $309,116,851)	$404,464,053

Liabilities Net of Receivables and Other Assets – (0.40%)	(1,613,845)
Net Assets Applicable to 10,188,854 Shares Outstanding – 100.00%	$402,850,208

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2018, the aggregate value of Rule 144A securities was $5,549,430, which represents 1.38% of the Fund’s net assets.

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

See accompanying notes.

4 NQ-316 [1/18] 3/18 (446929)

Notes
Delaware Select Growth Fund	January 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds III (Trust) – Delaware Select Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

NQ-316 [1/18] 3/18 (446929)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$396,369,739	$—	$396,369,739
Short-Term Investments	—	8,094,314	8,094,314
Total Value of Securities	$396,369,739	$8,094,314	$404,464,053

During the period ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Nov. 1, 2017.

6     NQ-316 [1/18] 3/18 (446929)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-316 [1/18] 3/18 (446929)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: